Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF

January 31, 2025 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 97.6%
Commercial Mortgage-Backed Securities — 0.4%
New Hampshire — 0.3%
New Hampshire Business Finance Authority
Series 2024-1 A, 4.250%, due 7/1/51	$990,887	$967,990
Series A, 3.625%, due 8/20/39	1,095,597	1,027,679
		1,995,669
Washington — 0.1%
Washington State Housing Finance Commission
Series 2024-1 A, 4.221%, due 3/20/50(a)(b)	998,166	966,565

Total Commercial Mortgage-Backed Securities
(Cost $2,940,855)		2,962,234

Municipal Bonds — 97.2%

FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML Insured: FHLMC COLL
4.759%, due 8/25/41	3,098,544	3,186,371

Alabama — 5.1%
Alabama Housing Finance Authority, Revenue Bonds
Series D Insured: GNMA/FNMA/FHLMC
5.750%, due 10/1/55	1,000,000	1,090,571
Series H
5.000%, due 6/1/26(a)(b)	500,000	502,856
Black Belt Energy Gas District, Revenue Bonds
Series A
5.250%, due 5/1/55(a)(b)	1,495,000	1,589,629
Series A-1
4.000%, due 12/1/49(a)(b)	600,000	602,298
Series B
4.000%, due 10/1/52(a)(b)	3,960,000	3,971,766
5.000%, due 10/1/55(a)(b)	1,615,000	1,700,245
5.250%, due 12/1/53(a)(b)	2,000,000	2,151,259
Series B-2
2.900%, (Municipal Swap Index + 0.65%), due 4/1/53(a)(b)	900,000	870,914
Series C
5.000%, due 5/1/55(a)(b)	5,130,000	5,435,377
Series C-1
5.250%, due 6/1/26	1,800,000	1,838,077
Series D
5.000%, due 3/1/55(a)(b)	5,930,000	6,335,036
Series F
5.500%, due 11/1/53(a)(b)	1,000,000	1,055,564
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series 1
5.500%, due 1/1/53(a)(b)	3,000,000	3,196,039
Series A
5.000%, due 6/1/34	1,000,000	1,060,498
5.000%, due 11/1/35	6,250,000	6,553,189
5.000%, due 1/1/56(a)(b)	1,300,000	1,363,846
Series B-1
5.000%, due 5/1/53(a)(b)	1,000,000	1,037,421
	Principal Amount	Value
Municipal Bonds (continued)

Alabama (continued)
Town of Pike Road AL, General Obligation Bonds
5.000%, due 3/1/39	$720,000	$792,543
		41,147,128
Alaska — 0.2%
Alaska Municipal Bond Bank Authority, Revenue Bonds
Series ONE
5.000%, due 12/1/37	650,000	711,242
5.000%, due 12/1/39	1,000,000	1,082,785
		1,794,027
Arizona — 1.3%
Arizona Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/42(a)(b)	2,500,000	2,570,466
Series A
5.000%, due 11/1/31	550,000	583,058
Series A Insured: BAM
5.000%, due 6/1/31	300,000	321,230
5.000%, due 6/1/32	325,000	347,578
Series A Insured: HUD SECT 8
5.000%, due 10/1/44(a)(b)	1,000,000	1,019,368
City of Goodyear AZ Water & Sewer Revenue, Revenue Bonds
Insured: AGC
5.000%, due 7/1/44	2,000,000	2,159,869
City of Lake Havasu City AZ Wastewater System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 7/1/40	1,250,000	1,255,375
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/55	1,000,000	1,116,417
Maricopa County Industrial Development Authority, Revenue Bonds
Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	305,667
Maricopa County Pollution Control Corp., Revenue Bonds
Series B
3.600%, due 4/1/40	1,000,000	901,200
		10,580,228
Arkansas — 0.3%
Bentonville School District No 6, General Obligation Bonds
Series D Insured: ST AID WITHHLDG
2.000%, due 6/1/35	1,000,000	795,200
City of Batesville AR Sales & Use Tax, Revenue Bonds
Series B Insured: BAM
5.000%, due 2/1/39	500,000	522,686
Little Rock School District, General Obligation Bonds
Series A Insured: AGM ST AID WITHHLDG
2.000%, due 2/1/36	1,000,000	781,675
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	410,015
		2,509,576

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California — 5.7%
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	$5,185,000	$5,439,343
Series B
5.000%, due 1/1/55(a)(b)	4,750,000	5,007,617
Series C
5.000%, due 8/1/55(a)(b)	1,520,000	1,610,147
Series F
5.000%, due 2/1/55(a)(b)	1,050,000	1,125,054
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	250,000	252,166
California Infrastructure & Economic Development Bank, Revenue Bonds
Series A
5.000%, due 7/1/40	2,030,000	2,174,647
California Municipal Finance Authority, Certificates of Participation
Series A Insured: AGM
5.000%, due 11/1/28	250,000	263,632
5.000%, due 11/1/29	125,000	133,077
5.000%, due 11/1/30	410,000	441,079
5.000%, due 11/1/32	225,000	245,560
5.000%, due 11/1/33	1,175,000	1,248,031
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	422,556
Series A Insured: HUD SECT 8
5.000%, due 8/1/26(a)(b)	1,000,000	1,009,638
Series TX Insured: CA MTG INS
5.500%, due 11/15/27	500,000	500,075
California State Public Works Board, Revenue Bonds
Series D
5.000%, due 11/1/25	2,580,000	2,623,280
California Statewide Communities Development Authority, Revenue Bonds
1.750%, due 9/1/29	1,000,000	874,107
Central Valley Energy Authority, Revenue Bonds
5.000%, due 12/1/55(a)(b)	1,000,000	1,088,976
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/1/29	150,000	164,667
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,109,743
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.260%, due 8/1/30(c)	1,500,000	1,255,727
County of Sacramento CA Airport System Revenue, Revenue Bonds
5.000%, due 7/1/43	1,250,000	1,391,554
Series B
5.000%, due 7/1/41	1,000,000	1,018,198
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
4.930%, due 8/1/33(c)	1,465,000	968,397
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 8/1/37	500,000	553,790
	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
3.600%, due 8/1/31(c)	$150,000	$118,966
3.790%, due 8/1/33(c)	35,000	25,435
Los Angeles Department of Water & Power, Revenue Bonds
5.000%, due 7/1/37	910,000	980,728
Series A
5.000%, due 7/1/29	125,000	133,102
5.000%, due 7/1/29	1,990,000	2,118,982
Series C
5.000%, due 7/1/27	885,000	918,289
5.000%, due 7/1/35	165,000	183,311
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/29	1,435,000	1,449,018
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series B
5.250%, due 1/15/49	100,000	100,041
Santa Clara Unified School District, General Obligation Bonds
3.250%, due 7/1/44	660,000	567,587
Southern California Public Power Authority, Revenue Bonds
5.000%, due 7/1/26	725,000	740,627
5.000%, due 7/1/29	1,350,000	1,446,072
5.000%, due 7/1/38	475,000	523,676
Series A
5.000%, due 4/1/55(a)(b)	2,040,000	2,144,977
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	505,243
5.250%, due 8/1/44	1,000,000	1,126,450
University of California, Revenue Bonds
Series BN
5.500%, due 5/15/40	1,875,000	2,176,025
		46,179,590
Colorado — 1.9%
Adams 12 Five Star Schools, General Obligation Bonds
Insured: ST AID WITHHLDG
5.250%, due 12/15/43	3,500,000	3,932,493
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
2.000%, due 12/15/26	500,000	486,971
Baseline Metropolitan District No 1, General Obligation Bonds
Series A Insured: AGC
5.000%, due 12/1/31	1,000,000	1,094,990
Canyons Metropolitan District No 5, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	250,000	280,041
5.000%, due 12/1/34	250,000	282,432
5.000%, due 12/1/39	1,085,000	1,195,036
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/44	1,000,000	1,017,928

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Colorado Health Facilities Authority, Revenue Bonds
5.250%, due 11/1/34	$1,000,000	$1,118,582
Series A
4.000%, due 8/1/44	250,000	232,656
5.000%, due 5/15/36	1,000,000	1,106,589
5.000%, due 11/15/59(a)(b)	1,000,000	1,077,507
Series A-1 Insured: BAM
5.000%, due 8/1/35	105,000	111,284
Colorado Housing and Finance Authority, Revenue Bonds
Series E2
3.350%, due 10/1/29	1,000,000	1,002,109
Series K Insured: GNMA COLL
3.875%, due 5/1/50	450,000	451,117
E-470 Public Highway Authority, Revenue Bonds
Series B
3.685%, (SOFR + 0.75%), due 9/1/39(a)(b)	1,040,000	1,041,286
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	152,833
5.000%, due 12/1/29	145,000	154,565
5.250%, due 12/1/37	200,000	216,454
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	437,391
		15,392,264
Connecticut — 2.3%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	625,022
5.000%, due 9/1/38	1,250,000	1,360,214
City of New Britain CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 3/1/36	400,000	438,461
Series B Insured: AGM
5.250%, due 9/1/30	600,000	641,272
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	240,000	244,844
4.000%, due 9/15/28	290,000	297,620
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series 1
5.000%, due 7/1/33	350,000	361,476
Series B
5.000%, due 7/1/35	1,355,000	1,518,145
5.000%, due 7/1/49(a)(b)	1,300,000	1,395,663
State of Connecticut, General Obligation Bonds
Series A
5.000%, due 4/15/38	5,500,000	5,718,247
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/39	1,500,000	1,523,580
5.000%, due 8/1/34	3,000,000	3,021,577
5.250%, due 7/1/40	1,000,000	1,121,241
	Principal Amount	Value
Municipal Bonds (continued)

Connecticut (continued)
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	$350,000	$390,665
		18,658,027
Delaware — 0.4%
Delaware State Housing Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.750%, due 1/1/55	1,145,000	1,241,370
5.750%, due 1/1/56	1,000,000	1,096,900
Series D Insured: GNMA/FNMA/FHLMC
5.500%, due 7/1/55	1,200,000	1,294,811
		3,633,081
District of Columbia — 1.5%
District of Columbia, General Obligation Bonds
Series D
5.000%, due 6/1/42	1,485,000	1,522,276
District of Columbia Housing Finance Agency, Revenue Bonds
4.000%, due 9/1/40(a)(b)	3,035,000	3,037,497
5.000%, due 7/1/26(a)(b)	2,014,000	2,028,504
5.000%, due 10/1/41(a)(b)	2,000,000	2,041,648
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Series B
6.500%, due 10/1/44	3,000,000	3,243,335
		11,873,260
Florida — 3.6%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	1,045,000	1,046,180
City of Lauderhill FL Water & Sewer Revenue, Revenue Bonds
Insured: AGM
5.000%, due 10/1/48	1,000,000	1,057,521
City of Miami Beach FL, Revenue Bonds
5.000%, due 9/1/45	1,000,000	1,005,840
City of Miami Beach FL Water & Sewer Revenue, Revenue Bonds
Series A
4.000%, due 12/1/34	1,000,000	1,043,037
City of Tampa FL, Special Assessment
5.250%, due 5/1/46	2,060,000	2,124,891
City of West Palm Beach FL Utility System Revenue, Revenue Bonds
Series A
5.000%, due 10/1/42	3,500,000	3,594,162
County of Hillsborough FL Utility Revenue, Revenue Bonds
Insured: AGM-CR
3.000%, due 8/1/36	1,000,000	907,113
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
4.000%, due 10/1/38	400,000	399,254
County of Miami-Dade FL Transit System, Revenue Bonds
5.000%, due 7/1/43	1,870,000	1,994,556

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Florida (continued)
County of Okeechobee FL, Revenue Bonds
Series A
3.800%, due 7/1/39(a)(b)	$1,000,000	$1,006,396
County of Pasco FL, Revenue Bonds
Insured: AGM
5.250%, due 9/1/29	1,000,000	1,085,800
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,070,476
Florida Housing Finance Corp., Revenue Bonds
Series G
4.500%, due 5/1/26(a)(b)	3,000,000	3,005,423
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/31	400,000	440,639
5.000%, due 10/1/33	200,000	221,234
5.000%, due 10/1/37	425,000	462,161
5.000%, due 10/1/39	475,000	509,486
Hillsborough County Industrial Development Authority, Revenue Bonds
Series B
1.200%, due 11/1/38(a)(b)	500,000	500,000
JEA Water & Sewer System Revenue, Revenue Bonds
Series A
5.250%, due 10/1/49	1,780,000	1,922,270
Julington Creek Plantation Community Development District, Special Assessment
Insured: AGM
5.500%, due 5/1/43	1,250,000	1,362,769
Miami-Dade County Housing Finance Authority, Revenue Bonds
Series A Insured: FNMA COLL HUD SECT 8
4.880%, due 3/1/46	1,000,000	1,019,384
Series B Insured: HUD SECT 8
3.550%, due 3/1/29(a)(b)	1,000,000	1,003,758
Palm Beach County Housing Finance Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	1,000,000	1,017,460
Tampa Bay Water, Revenue Bonds
5.000%, due 10/1/39	1,600,000	1,761,790
		29,561,600
Georgia — 4.6%
Atlanta Urban Residential Finance Authority, Revenue Bonds
Insured: FHA 221(D4) HUD SECT 8
3.450%, due 2/1/29(a)(b)	3,000,000	3,007,860
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/40	2,500,000	2,507,083
Development Authority of Burke County (The), Revenue Bonds
3.375%, due 11/1/53(a)(b)	1,585,000	1,590,304
Series E
3.600%, due 11/1/45(a)(b)	3,015,000	3,012,596
Gainesville & Hall County Hospital Authority, Revenue Bonds
5.000%, due 10/15/30	1,000,000	1,098,408
	Principal Amount	Value
Municipal Bonds (continued)

Georgia (continued)
Main Street Natural Gas, Inc., Revenue Bonds
Series 2
4.635%, (SOFR + 1.70%), due 12/1/53(a)(b)	$5,000,000	$5,159,374
Series A
4.000%, due 7/1/52(a)(b)	1,500,000	1,518,755
5.000%, due 6/1/55(a)(b)	1,750,000	1,869,533
Series B
5.000%, due 12/1/52(a)(b)	1,000,000	1,037,002
5.000%, due 12/1/54(a)(b)	1,000,000	1,067,564
Series C
5.000%, due 12/1/31	1,040,000	1,103,190
5.000%, due 12/1/54(a)(b)	5,500,000	5,779,388
Series E
5.000%, due 5/1/55(a)(b)	1,730,000	1,827,375
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/39	3,500,000	3,627,289
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	450,403
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/38	250,000	282,110
5.250%, due 2/1/39	425,000	474,918
5.250%, due 2/1/40	450,000	500,205
5.250%, due 2/1/41	400,000	442,444
5.250%, due 2/1/42	350,000	385,726
5.250%, due 2/1/43	425,000	466,600
		37,208,127
Guam — 0.1%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.000%, due 10/1/35	150,000	163,408
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	652,187
		815,595
Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/36	1,000,000	1,021,083
State of Hawaii, General Obligation Bonds
Series FW
5.000%, due 1/1/39	1,095,000	1,151,263
		2,172,346
Illinois — 9.2%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/28	1,000,000	1,047,020
Chicago O'Hare International Airport, Revenue Bonds
Insured: BAM
5.000%, due 1/1/37	1,335,000	1,489,694
Series B
5.000%, due 1/1/39	2,700,000	2,826,234
5.000%, due 1/1/42	2,200,000	2,383,885
5.000%, due 1/1/48	1,500,000	1,586,253

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
5.250%, due 1/1/44	$1,000,000	$1,096,647
Series D
5.000%, due 1/1/41	1,000,000	1,070,888
5.000%, due 1/1/44	1,500,000	1,615,050
Chicago Park District, General Obligation Bonds
Series E Insured: BAM
4.000%, due 11/15/31	500,000	508,752
City of Chicago IL, General Obligation Bonds
Insured: NATL
3.130%, due 1/1/27(c)	515,000	485,228
Series A
5.000%, due 1/1/32	1,500,000	1,569,145
5.500%, due 1/1/40	1,000,000	1,055,188
City of Chicago IL, Revenue Bonds
Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 11/1/26(a)(b)	5,000,000	5,065,045
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,073,305
5.250%, due 12/15/39	1,000,000	1,087,011
5.250%, due 12/15/40	1,000,000	1,080,089
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/38	2,100,000	1,888,168
Cook Kane Lake & McHenry Counties Community College District No 512, General Obligation Bonds
3.000%, due 12/15/37	1,000,000	871,652
Illinois Development Finance Authority, Revenue Bonds
3.030%, due 7/15/25(c)	500,000	493,187
Illinois Finance Authority, Revenue Bonds
5.000%, due 8/15/44	2,290,000	2,292,919
Series A
4.000%, due 10/1/38	2,350,000	2,343,054
5.000%, due 8/15/30	1,300,000	1,420,503
Illinois Housing Development Authority, Revenue Bonds
3.450%, due 12/1/67(a)(b)	3,000,000	3,010,241
5.000%, due 2/1/27(a)(b)	3,000,000	3,052,381
Series A Insured: GNMA/FNMA/FHLMC
4.375%, due 10/1/41	515,000	520,620
Series B Insured: GNMA FNMA FHLMC COLL
3.000%, due 4/1/51	1,000,000	977,511
Series I Insured: GNMA/FNMA/FHLMC
6.000%, due 10/1/55	1,000,000	1,112,050
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.000%, due 1/1/39	1,170,000	1,308,462
5.000%, due 1/1/40	1,500,000	1,509,116
Series C
5.000%, due 1/1/38	2,130,000	2,132,988
5.000%, due 1/1/39	1,650,000	1,654,073
Lake County School District No 112 North Shore, General Obligation Bonds
4.000%, due 12/1/37	1,000,000	1,018,198
	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	$320,000	$329,799
Metropolitan Pier & Exposition Authority, Revenue Bonds
4.000%, due 12/15/42	650,000	622,783
Series A
5.000%, due 12/15/28	1,500,000	1,567,698
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,021,484
Rock Island & Mercer Counties Community Unit School District No 300, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/38	805,000	882,956
5.000%, due 12/1/41	1,025,000	1,105,008
5.000%, due 12/1/44	425,000	448,943
5.000%, due 12/1/45	555,000	584,117
5.000%, due 12/1/46	1,790,000	1,871,194
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,801,115
5.000%, due 1/1/29	500,000	533,278
5.000%, due 1/1/41	1,500,000	1,643,107
Series C
5.500%, due 1/1/36	1,500,000	1,603,180
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.500%, due 12/1/36	350,000	387,343
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/34	800,000	895,591
State of Illinois, General Obligation Bonds
Series A
5.000%, due 3/1/29	1,470,000	1,565,459
5.000%, due 3/1/30	1,000,000	1,078,710
Series D
5.000%, due 11/1/28	1,000,000	1,045,222
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/30	450,000	465,903
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/25	1,175,000	1,191,351
Village of Bradley IL, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/39	1,125,000	1,200,199
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	489,998

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	$840,000	$840,385
Insured: BAM
5.000%, due 1/1/36	445,000	489,272
5.250%, due 1/1/39	555,000	609,477
		74,918,129
Indiana — 3.6%
Avon Community School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/38	1,000,000	1,120,788
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/41	5,730,000	6,230,929
City of Bloomington IN Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	2,690,000	2,833,552
5.000%, due 1/1/42	1,525,000	1,600,518
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,176,681
Series B Insured: ST INTERCEPT
6.000%, due 7/15/35	1,025,000	1,225,192
6.000%, due 7/15/36	1,000,000	1,194,067
Indiana Finance Authority, Revenue Bonds
Series A
5.000%, due 12/1/40	3,000,000	3,006,443
Indiana Housing & Community Development Authority, Revenue Bonds
Insured: FHA 223(F)
5.000%, due 10/1/26(a)(b)	2,000,000	2,013,989
Indiana Municipal Power Agency, Revenue Bonds
Series A Insured: AGC
5.000%, due 1/1/43	1,225,000	1,336,981
IPS Multi-School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/43	1,000,000	1,082,120
Northwestern School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/37	1,100,000	1,251,875
6.000%, due 7/15/38	600,000	679,247
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.000%, due 7/1/43	1,470,000	1,570,049
Tippecanoe County School Building Corp., Revenue Bonds
Series B Insured: ST INTERCEPT
6.000%, due 7/15/41	500,000	579,633
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	1,000,000	1,099,877
	Principal Amount	Value
Municipal Bonds (continued)

Indiana (continued)
Westfield-Washington Multi-School Building Corp., Revenue Bonds
Series A Insured: BAM ST INTERCEPT
5.250%, due 1/15/44	$1,000,000	$1,094,260
		29,096,201
Iowa — 1.8%
City of Coralville IA, General Obligation Bonds
Series B Insured: AGM
5.000%, due 6/1/40	1,420,000	1,483,853
City of Des Moines IA, General Obligation Bonds
Series F
2.000%, due 6/1/35	2,020,000	1,627,407
2.000%, due 6/1/36	2,060,000	1,621,690
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.000%, due 6/1/29	965,000	1,043,578
Iowa Finance Authority, Revenue Bonds
Series G Insured: GNMA/FHLMC
6.250%, due 7/1/54	1,000,000	1,103,844
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	317,966
5.000%, due 10/1/35	360,000	380,147
5.000%, due 10/1/36	365,000	384,393
Jesup Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/25	440,000	442,853
5.000%, due 6/1/27	490,000	510,950
State of Iowa Board of Regents, Revenue Bonds
Series A
4.000%, due 9/1/41	3,297,000	3,275,408
4.125%, due 9/1/42	1,230,000	1,210,658
4.250%, due 9/1/44	1,485,000	1,462,590
		14,865,337
Kansas — 0.6%
Douglas County Unified School District No 497 Lawrence, General Obligation Bonds
Series A Insured: BAM
3.625%, due 9/1/37	3,410,000	3,316,013
Kansas Development Finance Authority, Revenue Bonds
Series C
5.000%, due 6/1/43(a)(b)	1,305,000	1,343,189
		4,659,202
Kentucky — 1.0%
City of Ashland KY, Revenue Bonds
Series A
5.000%, due 2/1/40	500,000	501,718
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 1/1/45	1,000,000	995,578
Kentucky Municipal Power Agency, Revenue Bonds
Series A Insured: NATL
5.000%, due 9/1/42	810,000	812,119

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Kentucky (continued)
Kentucky Public Energy Authority, Revenue Bonds
Series A-1
5.250%, due 4/1/54(a)(b)	$2,500,000	$2,688,939
Series C
4.000%, due 2/1/50(a)(b)	2,325,000	2,330,779
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	511,913
		7,841,046
Louisiana — 1.2%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/38	550,000	606,434
City of New Orleans LA, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	1,250,000	1,370,368
City of Shreveport LA, General Obligation Bonds
Insured: AGC
5.000%, due 3/1/38	825,000	900,304
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	104,214
Louisiana Housing Corp., Revenue Bonds
Series A Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 7/1/26	6,000,000	6,112,544
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
3.500%, due 11/1/32	1,000,000	961,600
		10,055,464
Maryland — 0.6%
County of Prince George's MD, General Obligation Bonds
Series A
5.000%, due 7/15/33	995,000	1,057,599
Maryland Community Development Administration, Revenue Bonds
Series A
1.900%, due 9/1/31	1,505,000	1,298,511
Series A Insured: GNMA/FNMA/FHLMC
5.000%, due 9/1/42	1,000,000	1,041,605
Maryland Stadium Authority, Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 5/1/42	1,820,000	1,877,038
		5,274,753
Massachusetts — 0.5%
Commonwealth of Massachusetts, General Obligation Bonds
Series C
5.000%, due 5/1/46	1,250,000	1,297,137
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
3.670%, due 7/1/31(c)	1,000,000	791,931
	Principal Amount	Value
Municipal Bonds (continued)

Massachusetts (continued)
Massachusetts Department of Transportation, Revenue Bonds
Series A Insured: NATL
3.220%, due 1/1/29(c)	$570,000	$503,008
Massachusetts Development Finance Agency, Revenue Bonds
Series E
5.000%, due 7/1/37	500,000	505,278
Massachusetts Housing Finance Agency, Revenue Bonds
Series 2
0.800%, due 12/1/25	375,000	365,083
Massachusetts School Building Authority, Revenue Bonds
Series B
5.000%, due 11/15/34	1,000,000	1,031,401
		4,493,838
Michigan — 3.2%
County of Genesee MI, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/28	90,000	95,655
5.000%, due 6/1/30	210,000	229,837
Ferndale Public Schools, General Obligation Bonds
Insured: Q-SBLF
5.000%, due 5/1/39	950,000	1,025,368
5.000%, due 5/1/40	1,000,000	1,069,441
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,105,000	2,160,289
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	1,000,000	1,019,652
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/46	500,000	503,688
Series B Insured: BAM
5.000%, due 7/1/46	2,525,000	2,556,038
Series C
5.250%, due 7/1/33	1,500,000	1,534,708
Michigan Finance Authority, Revenue Bonds
3.750%, due 12/1/38	1,000,000	1,023,597
3.875%, due 12/1/44(a)(b)	1,505,000	1,509,822
5.000%, due 4/15/29	1,000,000	1,077,366
5.000%, due 11/1/44	1,000,000	1,007,444
Michigan State Building Authority, Revenue Bonds
Series I
5.000%, due 4/15/41	1,175,000	1,197,171
Michigan State Housing Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 11/1/26(a)(b)	2,000,000	2,044,169
Series D
6.250%, due 6/1/55	795,000	877,619
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,476,901

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Michigan (continued)
4.000%, due 5/1/37	$2,655,000	$2,693,590
State of Michigan Trunk Line Revenue, Revenue Bonds
5.500%, due 11/15/44	2,000,000	2,248,547
Wyoming Public Schools, General Obligation Bonds
Series III Insured: AGM
4.000%, due 5/1/41	500,000	501,443
		25,852,345
Minnesota — 0.9%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,328,564
Minnesota Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.000%, due 7/1/52	4,205,000	4,095,121
Series E Insured: GNMA/FNMA/FHLMC
3.500%, due 7/1/50	740,000	734,367
Series U Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,130,000	1,272,206
		7,430,258
Mississippi — 0.1%
Mississippi Home Corp., Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.000%, due 12/1/39	1,000,000	1,069,547

Missouri — 2.7%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,340,624
5.000%, due 9/1/28	1,000,000	1,066,619
City of St Louis MO Airport Revenue, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/49	3,250,000	3,543,716
Hickman Mills C-1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,685,037
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A
5.000%, due 12/1/36	2,435,000	2,446,841
5.000%, due 12/1/40	1,445,000	1,468,361
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series B-R
2.900%, due 9/1/33	3,000,000	2,691,658
Pattonville R-3 School District, General Obligation Bonds
Insured: ST AID DIR DEP
5.250%, due 3/1/41	500,000	538,487
Springfield School District No R-12, General Obligation Bonds
Series 12
1.750%, due 3/1/31	2,310,000	1,959,944
St Charles County School District No R-IV Wentzville, General Obligation Bonds
Insured: ST AID DIR DEP
3.810%, due 3/1/27(c)	2,095,000	1,950,776
	Principal Amount	Value
Municipal Bonds (continued)

Missouri (continued)
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/27	$150,000	$159,043
6.000%, due 3/1/29	150,000	166,788
6.000%, due 3/1/31	35,000	40,575
6.000%, due 3/1/33	500,000	592,910
6.000%, due 3/1/35	530,000	624,893
		22,276,272
Nebraska — 0.8%
Central Plains Energy Project, Revenue Bonds
Series A
5.000%, due 9/1/27	1,000,000	1,031,294
Omaha Public Power District, Revenue Bonds
Series A
5.000%, due 2/1/42	2,835,000	2,906,175
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds
Series A
5.000%, due 2/1/46	1,235,000	1,251,501
Omaha School District, General Obligation Bonds
1.750%, due 12/15/35	1,500,000	1,147,745
		6,336,715
Nevada — 0.4%
County of Clark NV, General Obligation Bonds
Series A
4.000%, due 7/1/39	1,000,000	976,539
Reno-Tahoe Airport Authority, Revenue Bonds
Series B
5.000%, due 7/1/38	500,000	554,982
5.000%, due 7/1/40	500,000	548,166
State of Nevada Highway Improvement Revenue, Revenue Bonds
Series C
3.000%, due 12/1/41	1,000,000	865,574
		2,945,261
New Hampshire — 1.3%
New Hampshire Business Finance Authority, Revenue Bonds
Series A
4.163%, due 10/20/41(a)(b)	1,495,657	1,417,724
4.180%, due 11/20/39(a)(b)	2,498,018	2,457,600
Series C
5.250%, due 7/1/42	1,530,000	1,615,088
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series B Insured: BAM
4.000%, due 8/1/33	2,500,000	2,457,990
Series C
3.300%, due 6/1/38(a)(b)	1,000,000	1,003,442
New Hampshire Housing Finance Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/56	1,300,000	1,485,659
		10,437,503

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey — 2.0%
East Rutherford Board of Education, General Obligation Bonds
Insured: BAM
2.000%, due 7/15/34	$1,250,000	$1,013,817
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	418,426
Jersey City Municipal Utilities Authority, Revenue Notes
Series A Insured: MUN GOVT GTD
5.000%, due 5/1/25	600,000	603,063
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 7/1/43	3,500,000	3,542,284
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B Insured: HUD SECT 8
3.375%, due 11/1/27	1,000,000	995,676
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.250%, due 6/15/43	2,790,000	2,907,020
Series AA
5.000%, due 6/15/37	1,300,000	1,409,202
5.000%, due 6/15/40	1,200,000	1,333,492
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.000%, due 1/1/42	1,000,000	1,084,710
Series C
5.000%, due 1/1/44	1,600,000	1,736,341
South Jersey Transportation Authority, Revenue Bonds
Series A Insured: BAM
4.000%, due 11/1/39	1,485,000	1,485,704
		16,529,735
New Mexico — 0.7%
City of Farmington NM, Revenue Bonds
Series A
2.150%, due 4/1/33	3,000,000	2,485,758
Series B
3.875%, due 6/1/40(a)(b)	2,000,000	2,029,348
County of Santa Fe NM, Revenue Bonds
3.290%, due 12/10/49(a)(b)	1,000,000	995,868
		5,510,974
New York — 6.2%
City of New York NY, General Obligation Bonds
Series 1
5.000%, due 6/1/34	1,090,000	1,097,569
Series B-1
5.250%, due 10/1/47	3,000,000	3,222,668
Series F-1
5.000%, due 8/1/38	500,000	558,380
County of Nassau NY, General Obligation Bonds
Series B Insured: AGM
5.000%, due 4/1/38	1,500,000	1,625,043
Long Island Power Authority, Revenue Bonds
Series B
3.000%, due 9/1/49	1,780,000	1,740,856
	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.500%, due 11/15/47	$1,015,000	$1,113,727
Series A1
5.000%, due 11/15/29	500,000	510,344
Series C2
, due 11/15/33(c)	1,000,000	709,814
New York City Housing Development Corp., Revenue Bonds
Series 2
3.400%, due 11/1/64(a)(b)	1,000,000	992,230
Series 2A Insured: REMIC FHA INS 542(c)
3.400%, due 11/1/62(a)(b)	780,000	780,079
New York City Municipal Water Finance Authority, Revenue Bonds
Series 2
1.350%, due 6/15/43(a)(b)	400,000	400,000
Series HH
5.000%, due 6/15/37	2,000,000	2,011,590
5.000%, due 6/15/39	1,500,000	1,508,143
New York City Transitional Finance Authority, Revenue Bonds
Series C
5.250%, due 5/1/48	2,000,000	2,161,822
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S Insured: ST AID WITHHLDG
5.000%, due 7/15/40	1,500,000	1,508,855
Series S-3 Insured: ST AID WITHHLDG
5.000%, due 7/15/33	150,000	158,130
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series 1
4.000%, due 11/1/38	1,000,000	1,015,028
Series A-3
4.000%, due 5/1/43	215,000	209,950
New York Liberty Development Corp., Revenue Bonds
2.450%, due 9/15/69	500,000	466,818
Series 1WTC Insured: BAM
4.000%, due 2/15/43	2,000,000	1,936,801
Series A Insured: AGM-CR
2.750%, due 11/15/41	1,070,000	830,009
New York Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/36	1,215,000	1,403,059
New York State Dormitory Authority, Revenue Bonds
5.000%, due 10/1/35	1,400,000	1,516,119
Insured: AGC
5.250%, due 10/1/43	1,300,000	1,418,554
Insured: AGM ST AID WITHHLDG
5.000%, due 10/1/38	1,350,000	1,474,264
Series A
4.000%, due 3/15/39	500,000	504,938
4.000%, due 3/15/41	1,500,000	1,496,167
5.000%, due 7/1/39	1,220,000	1,249,487
Series B
5.000%, due 2/15/40	815,000	842,759

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
5.000%, due 2/15/40	$5,000	$5,263
Series E
3.000%, due 3/15/41	500,000	419,944
5.000%, due 3/15/41	2,000,000	2,077,549
New York State Housing Finance Agency, Revenue Bonds
Series 2
3.350%, due 6/15/54(a)(b)	1,000,000	999,173
Series A Insured: SONYMA HUD SECT 8
0.750%, due 11/1/25	285,000	277,800
New York State Thruway Authority, Revenue Bonds
Series A
4.000%, due 3/15/43	1,165,000	1,141,786
Port Authority of New York & New Jersey, Revenue Bonds
Series 205
5.250%, due 5/15/42	1,000,000	1,041,691
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 2
5.250%, due 5/15/47	1,250,000	1,350,055
Series 3
5.000%, due 11/15/38	1,000,000	1,011,458
Series A
5.000%, due 11/15/40	2,900,000	2,911,091
Series A-2 Insured: AGM-CR
2.000%, due 5/15/45(a)(b)	1,345,000	1,267,551
Series B
5.000%, due 3/15/27	1,700,000	1,778,993
Series C
5.000%, due 11/15/37	1,000,000	1,050,998
Utility Debt Securitization Authority, Revenue Bonds
Series 1
5.000%, due 12/15/41	500,000	560,701
		50,357,256
North Carolina — 1.9%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series G
1.300%, due 1/15/48(a)(b)	6,800,000	6,800,000
City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds
2.000%, due 3/1/36	3,395,000	2,720,207
County of Alamance NC, General Obligation Bonds
2.000%, due 5/1/35	1,500,000	1,222,332
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
3.200%, due 7/1/56(a)(b)	1,330,000	1,328,524
5.500%, due 1/1/54	955,000	1,021,644
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/55	1,000,000	1,117,188
North Carolina Medical Care Commission, Revenue Bonds
Series A
4.000%, due 9/1/41	1,095,000	1,004,301
		15,214,196
	Principal Amount	Value
Municipal Bonds (continued)

North Dakota — 0.5%
City of Grand Forks ND, Revenue Bonds
Insured: AGM-CR
4.000%, due 12/1/37	$1,250,000	$1,227,474
Series A Insured: AGM
5.000%, due 12/1/26	400,000	412,426
5.000%, due 12/1/27	450,000	470,480
5.000%, due 12/1/28	500,000	528,692
5.000%, due 12/1/29	675,000	720,818
North Dakota Housing Finance Agency, Revenue Bonds
Series D
6.000%, due 7/1/55	1,000,000	1,113,071
		4,472,961
Ohio — 1.5%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,247,265
American Municipal Power, Inc., Revenue Bonds
Series A
5.000%, due 2/15/41	1,000,000	1,012,432
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/36	1,000,000	1,111,964
5.500%, due 12/1/39	1,330,000	1,484,816
City of Upper Arlington OH, General Obligation Bonds
5.250%, due 12/1/35	750,000	762,305
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,053,301
Euclid City School District, General Obligation Bonds
Series A Insured: SD CRED PROG
5.250%, due 1/15/44	1,000,000	1,014,414
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	630,000	630,614
Ohio Air Quality Development Authority, Revenue Bonds
Series D
3.200%, due 5/1/26	1,000,000	994,933
Springboro Community City School District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/25	1,975,000	2,011,359
State of Ohio, General Obligation Bonds
Series A
5.000%, due 5/1/37	1,000,000	1,037,122
		12,360,525
Oklahoma — 0.2%
Oklahoma Turnpike Authority, Revenue Bonds
Series A
5.000%, due 1/1/42	1,350,000	1,496,948

Oregon — 0.4%
City of Portland OR Sewer System Revenue, Revenue Bonds
Series A
5.000%, due 10/1/49	1,000,000	1,077,407

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Oregon (continued)
Salem Hospital Facility Authority, Revenue Bonds
Series A
4.000%, due 5/15/41	$1,000,000	$949,119
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/54	1,000,000	1,116,086
		3,142,612
Pennsylvania — 1.9%
Allegheny County Sanitary Authority, Revenue Bonds
5.000%, due 12/1/40	500,000	505,712
Chester County Industrial Development Authority, Revenue Bonds
5.000%, due 10/1/29	350,000	366,722
City of Erie PA, General Obligation Bonds
Series C Insured: AGM
4.580%, due 11/15/37(c)	750,000	420,281
Coatesville School District, General Obligation Bonds
Insured: BAM
5.250%, due 11/15/37	4,000,000	4,265,999
Commonwealth Financing Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/39	920,000	920,970
Conrad Weiser Area School District, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 9/1/34	1,000,000	1,009,328
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	90,000	95,474
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	257,641
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
3.663%, (0.67* 3 Month SOFR +0.60%), due 7/1/27(a)(b)	85,000	84,414
Series B
5.000%, due 10/1/34	1,000,000	1,012,153
Pennsylvania Housing Finance Agency, Revenue Bonds
6.000%, due 10/1/54	1,000,000	1,087,429
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds
Series A
5.250%, due 12/1/44	500,000	524,064
Philadelphia Gas Works Co., Revenue Bonds
5.000%, due 10/1/30	1,435,000	1,478,177
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/36	1,285,000	1,412,999
Temple University-of The Commonwealth System of Higher Education, Revenue Bonds
Insured: AGC
5.000%, due 4/1/42	800,000	875,273
	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
5.000%, due 4/1/45	$1,000,000	$1,076,655
		15,393,291
Puerto Rico — 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	418,069
5.000%, due 7/1/31	500,000	538,276
		956,345
Rhode Island — 0.5%
Providence Public Building Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/15/32	250,000	265,092
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series F
5.500%, due 5/15/39	1,320,000	1,466,655
5.500%, due 5/15/41	180,000	197,062
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Insured: GNMA COLL
5.250%, due 10/1/49	1,000,000	1,057,583
Series 77-A Insured: GNMA COLL
5.000%, due 10/1/28	350,000	371,929
Series A Insured: GNMA COLL
5.000%, due 10/1/41	1,000,000	1,057,556
		4,415,877
South Carolina — 2.0%
Charleston County Airport District, Revenue Bonds
Series B
5.000%, due 7/1/41	800,000	876,492
Patriots Energy Group Financing Agency, Revenue Bonds
Series 2
4.815%, (SOFR + 1.90%), due 2/1/54(a)(b)	6,000,000	6,225,391
South Carolina Jobs-Economic Development Authority, Revenue Bonds
Series A
4.000%, due 11/1/42	400,000	393,632
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000%, due 12/1/36	100,000	102,015
Series B Insured: AGM
5.000%, due 12/1/42	1,120,000	1,215,080
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,223,812
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Insured: HUD SECT 202
5.000%, due 10/1/26(a)(b)	1,000,000	1,011,569
Series A Insured: GNMA/FNMA/FHLMC
4.150%, due 7/1/40	1,000,000	1,003,927
6.500%, due 7/1/55	1,000,000	1,142,186
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,945,000	2,096,213
		16,290,317

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

South Dakota — 0.2%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
4.500%, due 12/1/38	$300,000	$310,322
South Dakota Housing Development Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 11/1/55	1,000,000	1,121,627
		1,431,949
Tennessee — 1.7%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
Insured: AGC-CR
5.000%, due 12/1/34	2,200,000	2,490,826
Health Educational and Housing Facility Board of the City of Memphis/the, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 7/1/27(a)(b)	785,000	804,299
5.000%, due 7/1/27(a)(b)	520,000	532,784
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
4.000%, due 4/1/26(a)(b)	3,000,000	3,003,047
Series B
3.600%, due 2/1/45(a)(b)	3,000,000	3,013,867
Metropolitan Knoxville Airport Authority, Revenue Bonds
Series A Insured: AGC
5.000%, due 6/1/44	1,000,000	1,070,551
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds
Series B
5.000%, due 9/1/49(a)(b)	1,300,000	1,373,446
Tennessee Housing Development Agency, Revenue Bonds
3.500%, due 1/1/56(a)(b)	1,500,000	1,500,323
		13,789,143
Texas — 12.5%
Alamito Public Facility Corp., Revenue Bonds
Insured: HUD SECT 8
5.000%, due 8/1/44(a)(b)	1,000,000	1,017,950
Allen Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	2,515,000	2,557,180
5.000%, due 2/15/42	1,100,000	1,198,259
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
4.000%, due 2/15/44	1,590,000	1,527,898
5.000%, due 8/15/36	420,000	465,344
Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,200,000	2,417,367
Arlington Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	1,500,000	1,522,100
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	1,003,955
	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Central Texas Turnpike System, Revenue Bonds
Series B
5.000%, due 8/15/42(a)(b)	$1,000,000	$1,059,394
Series C
5.000%, due 8/15/34	1,000,000	1,140,688
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,335,204
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/43	250,000	256,048
City of Austin TX Electric Utility Revenue, Revenue Bonds
Series A
5.000%, due 11/15/45	1,455,000	1,467,335
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	754,626
City of Corpus Christi TX Utility System Revenue, Revenue Bonds
5.000%, due 7/15/28	1,000,000	1,068,607
5.000%, due 7/15/32	1,000,000	1,124,587
5.000%, due 7/15/40	1,000,000	1,101,858
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	500,000	351,537
City of Galveston TX Wharves & Terminal Revenue, Revenue Bonds
Series B
5.250%, due 8/1/43	1,000,000	1,070,694
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 8/15/26	1,000,000	1,031,108
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
Series A
5.000%, due 2/1/44	1,035,000	1,070,911
Series B
5.000%, due 2/1/33	1,500,000	1,686,579
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: BAM-TCRS PSF-GTD
3.000%, due 8/15/34	180,000	168,442
3.000%, due 8/15/35	250,000	229,137
County of Bexar TX, General Obligation Bonds
5.000%, due 6/15/49	1,000,000	1,061,526
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	6,625,000	6,750,003
Dallas College, General Obligation Bonds
3.000%, due 2/15/28	1,575,000	1,578,004
5.000%, due 2/15/36	1,250,000	1,259,306
Dallas Fort Worth International Airport, Revenue Bonds
5.000%, due 11/1/41	1,250,000	1,371,930
5.000%, due 11/1/42	1,250,000	1,364,636
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/42	1,500,000	1,031,551

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Del Valle Independent School District TX, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 6/15/39	$1,000,000	$737,850
Edinburg Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,235,000	1,256,722
El Paso County Hospital District, General Obligation Bonds
5.000%, due 8/15/31	1,000,000	1,019,055
Insured: AGC
5.000%, due 8/15/33	500,000	557,359
Fort Bend Independent School District, General Obligation Bonds
Series B Insured: PSF-GTD
4.000%, due 8/1/54(a)(b)	1,300,000	1,323,391
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 8/15/41	2,670,000	2,224,377
Grand Parkway Transportation Corp., Revenue Bonds
4.000%, due 10/1/37	750,000	758,605
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/33	370,000	380,448
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,227,246
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series B
5.000%, due 7/1/33	1,930,000	2,178,962
Harris County Flood Control District, Revenue Bonds
Series A
4.000%, due 10/1/38	1,265,000	1,269,845
Harris County Hospital District, Revenue Bonds
5.000%, due 2/15/25	2,730,000	2,731,635
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	318,806
6.500%, due 4/1/29	325,000	344,972
Harris County Municipal Utility District No 43, General Obligation Bonds
Insured: AGM
6.250%, due 9/1/32	2,010,000	2,212,886
Harris County Municipal Utility District No 489, General Obligation Bonds
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,075,165
Harris County Water Control & Improvement District No 159, General Obligation Bonds
Insured: BAM
6.375%, due 9/1/30	1,600,000	1,735,108
	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Hays Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/43	$1,000,000	$985,628
Housing Synergy PFC, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 2/1/27(a)(b)	1,000,000	1,017,460
Houston Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,888,697
Hutto Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/41	1,205,000	1,329,433
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	709,252
Lewisville Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	941,988
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	1,000,000	956,254
Series 2
4.000%, due 6/1/30	1,020,000	1,020,278
Mesquite Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
4.000%, due 8/15/36	1,590,000	1,600,179
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	560,000	565,714
North Texas Tollway Authority, Revenue Bonds
Series A
5.250%, due 1/1/38	1,000,000	1,110,890
Northwest Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/40	350,000	380,780
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,000,000	1,049,933
5.000%, due 2/15/39	2,000,000	2,029,263
5.000%, due 2/15/41	1,500,000	1,519,682
Prosper Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 2/15/40	1,000,000	903,074
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,090,464
5.250%, due 2/15/41	2,000,000	2,136,588
Texas A&M University, Revenue Bonds
Series A
3.000%, due 5/15/39	1,000,000	879,634

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A Insured: GNMA
3.000%, due 9/1/45	$2,000,000	$1,526,608
Series A Insured: GNMA COLL
5.750%, due 1/1/56	1,020,000	1,122,654
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.000%, due 1/1/55(a)(b)	3,800,000	4,035,651
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
3.739%, (0.66* 3 Month SOFR + 0.86%), due 9/15/27(a)(b)	1,475,000	1,477,220
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	507,523
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	1,500,000	1,629,268
Texas State Technical College, Revenue Bonds
Insured: AGM
5.000%, due 8/1/25	1,450,000	1,465,348
Texas Water Development Board, Revenue Bonds
3.000%, due 8/1/39	1,000,000	899,531
5.000%, due 10/15/47	500,000	534,674
Series A
5.000%, due 10/15/43	2,000,000	2,072,177
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	503,423
Willis Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/40	920,000	669,363
		101,954,827
Utah — 2.6%
Canyons School District, General Obligation Bonds
Series A Insured: SCH BD GTY
1.500%, due 6/15/35	1,830,000	1,370,507
County of Iron UT Sales Tax Revenue, Revenue Bonds
5.000%, due 10/1/49	1,300,000	1,386,977
County of Salt Lake UT, General Obligation Bonds
Series B
2.300%, due 12/15/28	1,325,000	1,277,572
County of Utah UT, Revenue Bonds
Series B
5.000%, due 5/15/46	2,070,000	2,086,799
Intermountain Power Agency, Revenue Bonds
5.000%, due 7/1/37	650,000	708,939
Series A
5.000%, due 7/1/36	1,000,000	1,106,663
5.000%, due 7/1/39	690,000	752,295
5.000%, due 7/1/41	1,000,000	1,061,379
State of Utah, General Obligation Bonds
Series B
3.539%, due 7/1/25	1,080,523	1,077,138
	Principal Amount	Value
Municipal Bonds (continued)

Utah (continued)
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	$500,000	$521,910
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM-TCRS UT CSCE
4.000%, due 4/15/40	250,000	240,117
Utah Housing Corp., Revenue Bonds
Insured: FHLMC COLL
3.400%, due 7/1/30	3,000,000	2,988,858
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/54	2,230,000	2,446,295
6.500%, due 7/1/55	1,000,000	1,122,793
Utah Infrastructure Agency, Revenue Bonds
4.000%, due 10/15/32	650,000	646,081
4.000%, due 10/15/36	1,000,000	971,142
4.000%, due 10/15/38	645,000	616,383
5.000%, due 10/15/32	100,000	105,933
5.500%, due 10/15/33	1,000,000	1,112,695
		21,600,476
Virginia — 2.6%
Arlington County Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/26	1,250,000	1,273,270
Chesapeake Redevelopment & Housing Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 6/1/26(a)(b)	2,000,000	2,011,424
City of Harrisonburg VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.750%, due 7/15/35	2,500,000	1,953,654
City of Newport News VA Water Revenue, Revenue Bonds
1.750%, due 7/15/36	3,080,000	2,327,962
County of Fairfax VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
4.000%, due 10/1/28	655,000	663,690
Halifax County Industrial Development Authority, Revenue Bonds
Series A
3.800%, due 12/1/41(a)(b)	1,500,000	1,515,441
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 7/1/37	1,000,000	1,095,265
5.000%, due 7/1/38	600,000	653,424
James City County Economic Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 2/1/26(a)(b)	1,000,000	1,000,000
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	159,323
Virginia Housing Development Authority, Revenue Bonds
Series F
3.625%, due 7/1/55(a)(b)	2,750,000	2,749,943
Virginia Public Building Authority, Revenue Bonds
Series A
5.000%, due 8/1/29	2,000,000	2,021,662

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Virginia (continued)
Williamsburg Economic Development Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/42	$1,000,000	$980,447
Winchester Economic Development Authority, Revenue Bonds
Series A
5.000%, due 1/1/30	1,440,000	1,561,323
Wise County Industrial Development Authority, Revenue Bonds
Series A
0.750%, due 10/1/40(a)(b)	1,500,000	1,464,725
		21,431,553
Washington — 1.2%
Clark County Public Utility District No 1 Electric Revenue, Revenue Bonds
5.000%, due 1/1/44	1,050,000	1,127,999
County of King WA Sewer Revenue, Revenue Bonds
Series A
2.480%, (Municipal Swap Index + 0.23%), due 1/1/40(a)(b)	3,000,000	2,971,395
Franklin County School District No 1 Pasco, General Obligation Bonds
Insured: SCH BD GTY
5.500%, due 12/1/40	2,000,000	2,281,741
Seattle Housing Authority, Revenue Bonds
1.000%, due 6/1/26	270,000	259,241
State of Washington, General Obligation Bonds
Series 2020A
5.000%, due 8/1/42	845,000	889,033
Series R
5.000%, due 7/1/41	1,420,000	1,561,970
Washington Health Care Facilities Authority, Revenue Bonds
Series A
4.000%, due 3/1/41	400,000	392,740
		9,484,119
West Virginia — 0.6%
West Virginia Economic Development Authority, Revenue Bonds
Series A
3.375%, due 3/1/40(a)(b)	1,000,000	992,446
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,528,908
Series B Insured: AGM
5.125%, due 9/1/42	1,250,000	1,343,158
West Virginia Parkways Authority, Revenue Bonds
5.000%, due 6/1/43	860,000	887,393
		4,751,905
Wisconsin — 1.7%
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	487,081
Monroe School District, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/36	860,000	929,297
Public Finance Authority, Revenue Bonds
4.000%, due 10/1/33	420,000	415,461
4.000%, due 10/1/34	390,000	384,779
	Principal Amount	Value
Municipal Bonds (continued)

Wisconsin (continued)
5.000%, due 3/1/41	$1,000,000	$1,011,017
5.000%, due 3/1/46	3,000,000	3,026,420
University of Wisconsin Hospitals & Clinics, Revenue Bonds
Series B
5.000%, due 4/1/54(a)(b)	1,000,000	1,098,528
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A Insured: HUD SECT 8
5.000%, due 12/1/27(a)(b)	3,500,000	3,610,686
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.625%, due 3/1/34	1,000,000	980,841
Series B Insured: FNMA/GNMA/FHLMC
4.250%, due 9/1/44	500,000	488,101
5.000%, due 9/1/39	1,000,000	1,068,232
		13,500,443
Wyoming — 0.6%
County of Campbell WY, Revenue Bonds
Series A
3.625%, due 7/15/39	1,170,000	1,052,638
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	3,000,000	3,186,703
Wyoming Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
4.300%, due 12/1/40	1,000,000	1,012,428
		5,251,769
Total Municipal Bonds
(Cost $787,258,187)		791,600,312

	Shares	Value
Short-Term Investment — 5.7%

Money Market Fund — 5.7%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 4.26%(d)
(Cost $46,589,911)	46,589,911	46,589,911

Total Investments — 103.3% (Cost $836,788,953)		841,152,457
Other Assets and Liabilities, Net — (3.3)%		(26,801,917)
Net Assets — 100%		$814,350,540

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2025.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 7-day yield at January 31, 2025.

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
GTD	- Guaranteed.
HUD SECT 8	- Housing and Urban Development Section 8.
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts
UT CSCE	- Utah Charter School Credit Enhancement

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Commercial Mortgage-Backed Securities	$—	$2,962,234	$—	$2,962,234
Municipal Bonds	—	791,600,312	—	791,600,312
Short-Term Investment:
Money Market Fund	46,589,911	—	—	46,589,911
Total Investments in Securities	$46,589,911	$794,562,546	$—	$841,152,457

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.